ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Provision for credit losses	$ 500,000	$ 0
Write-off of outstanding receivables	$ 0	$ 0